Loans - Aging of Recorded Investment in Past Due Loans (Details) - USD ($) $ in Thousands		Dec. 31, 2018		Dec. 31, 2017
Financing Receivable, Recorded Investment, Past Due [Line Items]
Accruing loans past due 30-89 days		$ 29,919		$ 25,241
Past due, nonaccrual loans and loans past due 90 days or more and accruing (1)		19,602	[1]	17,776	[2]
Total past due		49,521		43,017
Total current (2)		5,660,277		5,346,125
Recorded Investment		5,709,798		5,389,142
Installment
Financing Receivable, Recorded Investment, Past Due [Line Items]
Accruing loans past due 30-89 days		155		239
Past due, nonaccrual loans and loans past due 90 days or more and accruing (1)		274	[1]	253	[2]
Total past due		429		492
Total current (2)		13,934		18,087
Recorded Investment		14,363		18,579
HELOC
Financing Receivable, Recorded Investment, Past Due [Line Items]
Accruing loans past due 30-89 days		620		616
Past due, nonaccrual loans and loans past due 90 days or more and accruing (1)		907	[1]	876	[2]
Total past due		1,527		1,492
Total current (2)		214,915		202,660
Recorded Investment		216,442		204,152
Mortgage
Financing Receivable, Recorded Investment, Past Due [Line Items]
Accruing loans past due 30-89 days		13,210		11,515
Past due, nonaccrual loans and loans past due 90 days or more and accruing (1)		8,553	[1]	9,232	[2]
Total past due		21,763		20,747
Total current (2)		1,113,742		1,091,195
Recorded Investment		1,135,505		1,111,942
Commercial
Financing Receivable, Recorded Investment, Past Due [Line Items]
Accruing loans past due 30-89 days		683		16
Past due, nonaccrual loans and loans past due 90 days or more and accruing (1)		1,104	[1]	1,586	[2]
Total past due		1,787		1,602
Total current (2)		429,093		392,521
Recorded Investment		430,880		394,123
Installment
Financing Receivable, Recorded Investment, Past Due [Line Items]
Accruing loans past due 30-89 days		28		54
Past due, nonaccrual loans and loans past due 90 days or more and accruing (1)		19	[1]	19	[2]
Total past due		47		73
Total current (2)		2,393		3,818
Recorded Investment		2,440		3,891
Mortgage
Financing Receivable, Recorded Investment, Past Due [Line Items]
Accruing loans past due 30-89 days		133		256
Past due, nonaccrual loans and loans past due 90 days or more and accruing (1)	[1]	20
Total past due		153		256
Total current (2)		70,539		52,080
Recorded Investment		70,692		52,336
Commercial
Financing Receivable, Recorded Investment, Past Due [Line Items]
Accruing loans past due 30-89 days				29
Past due, nonaccrual loans and loans past due 90 days or more and accruing (1)	[1]	1,635
Total past due		1,635		29
Total current (2)		174,466		125,761
Recorded Investment		176,101		125,790
Commercial, financial and agricultural
Financing Receivable, Recorded Investment, Past Due [Line Items]
Accruing loans past due 30-89 days		4,786		145
Past due, nonaccrual loans and loans past due 90 days or more and accruing (1)		1,375	[1]	1,043	[2]
Total past due		6,161		1,188
Total current (2)		1,071,228		1,056,678
Recorded Investment	[3]	1,077,389		1,057,866
Commercial real estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Accruing loans past due 30-89 days		780		856
Past due, nonaccrual loans and loans past due 90 days or more and accruing (1)		3,584	[1]	2,360	[2]
Total past due		4,364		3,216
Total current (2)		1,283,431		1,168,674
Recorded Investment	[3]	1,287,795		1,171,890
Construction real estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Recorded Investment		249,233		182,017
Consumer
Financing Receivable, Recorded Investment, Past Due [Line Items]
Accruing loans past due 30-89 days		9,524		11,515
Past due, nonaccrual loans and loans past due 90 days or more and accruing (1)		2,131	[1]	2,407	[2]
Total past due		11,655		13,922
Total current (2)		1,284,237		1,231,622
Recorded Investment		1,295,892		1,245,544
Leases
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total current (2)		2,299		3,029
Recorded Investment		$ 2,299		$ 3,029

[1]	(1) Includes an aggregate of $2.3 million of loans past due 90 days or more and accruing. The remaining are past due, nonaccrual loans.(2) Includes an aggregate of $50.7 million of nonaccrual loans which are current in regards to contractual principal and interest payments.
[2]	(1) Includes an aggregate of $1.8 million of loans past due 90 days or more and accruing. The remaining are past due, nonaccrual loans.(2) Includes an aggregate of $56.1 million of nonaccrual loans which are current in regards to contractual principal and interest payments.
[3]	Included within commercial, financial and agricultural loans and commercial real estate loans is an immaterial amount of consumer loans that were not broken out by class.